EMPOWER FUNDS, INC.
EMPOWER LARGE CAP GROWTH FUND
Schedule of Investments
As of March 31, 2023 (Unaudited)
Shares		Fair Value
COMMON STOCK
Basic Materials — 1.03%
208,149	Freeport-McMoRan Inc	$ 8,515,376
10,750	Sherwin-Williams Co	2,416,277
		10,931,653
Communications — 20.79%
32,536	Airbnb Inc Class A(a)	4,047,478
621,255	Alphabet Inc Class C(a)	64,610,520
507,816	Amazon.com Inc(a)	52,452,315
3,879	Booking Holdings Inc(a)	10,288,698
69,943	CDW Corp	13,631,191
29,928	Etsy Inc(a)	3,331,884
17,946	FactSet Research Systems Inc	7,449,205
18,029	Match Group Inc(a)	692,133
6,586	MercadoLibre Inc(a)	8,680,743
55,128	Meta Platforms Inc Class A(a)	11,683,828
46,434	Motorola Solutions Inc	13,286,161
26,278	Netflix Inc(a)	9,078,524
91,260	Shopify Inc Class A(a)	4,375,004
135,215	Snap Inc Class A(a)	1,515,760
73,781	Trade Desk Inc Class A(a)	4,494,001
253,858	Uber Technologies Inc(a)	8,047,299
28,312	Walt Disney Co(a)	2,834,881
		220,499,625
Consumer, Cyclical — 9.21%
3,694	AutoZone Inc(a)	9,080,406
2,376	Chipotle Mexican Grill Inc(a)	4,058,897
69,063	Copart Inc(a)	5,194,228
31,549	Hilton Worldwide Holdings Inc	4,444,308
52,278	Lowe's Cos Inc	10,454,032
39,438	Marriott International Inc Class A	6,548,285
14,883	O'Reilly Automotive Inc(a)	12,635,369
108,068	Ross Stores Inc	11,469,257
75,869	Tapestry Inc	3,270,713
27,009	Target Corp	4,473,501
69,651	Tesla Inc(a)	14,449,796
148,075	TJX Cos Inc	11,603,157
		97,681,949
Consumer, Non-Cyclical — 17.27%
63,314	AbbVie Inc	10,090,352
17,909	Align Technology Inc(a)	5,984,113
7,805	Alnylam Pharmaceuticals Inc(a)	1,563,498
9,441	Amgen Inc	2,282,362
48,502	Block Inc(a)	3,329,662
13,107	Coca-Cola Co	813,027
33,228	CVS Health Corp	2,469,173
51,374	Danaher Corp	12,948,303
18,394	Dexcom Inc(a)	2,137,015
126,930	Edwards Lifesciences Corp(a)	10,500,919
62,319	Eli Lilly & Co	21,401,591
7,817	Equifax Inc	1,585,600
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
4,582	Estee Lauder Cos Inc Class A	$ 1,129,280
64,195	Exact Sciences Corp(a)	4,353,063
26,226	HCA Healthcare Inc	6,915,272
39,350	Intuitive Surgical Inc(a)	10,052,744
19,101	McKesson Corp	6,800,911
7,157	Moderna Inc(a)	1,099,172
99,702	Monster Beverage Corp(a)	5,384,905
94,535	PayPal Holdings Inc(a)	7,178,988
98,697	PepsiCo Inc	17,992,463
14,943	Regeneron Pharmaceuticals Inc(a)	12,278,215
15,699	Sarepta Therapeutics Inc(a)	2,163,793
15,597	Seagen Inc(a)	3,157,925
36,698	Thermo Fisher Scientific Inc	21,151,626
43,689	Verisk Analytics Inc	8,382,171
		183,146,143
Energy — 2.46%
20,958	Cheniere Energy Inc	3,302,981
89,604	ConocoPhillips	8,889,613
5,656	Enphase Energy Inc(a)	1,189,343
259,140	Schlumberger NV	12,723,774
		26,105,711
Financial — 10.18%
47,244	Blackstone Inc	4,149,913
22,901	Capital One Financial Corp	2,202,160
329,394	Charles Schwab Corp	17,253,658
123,416	Intercontinental Exchange Inc	12,871,055
86,017	Mastercard Inc Class A	31,259,438
71,883	Morgan Stanley	6,311,327
120,510	Progressive Corp	17,240,160
73,771	Visa Inc Class A	16,632,410
		107,920,121
Industrial — 6.09%
292,142	Amphenol Corp Class A	23,873,844
26,643	Deere & Co	11,000,362
35,927	Eaton Corp PLC	6,155,732
27,801	Illinois Tool Works Inc	6,768,154
26,377	Rockwell Automation Inc	7,740,331
25,314	Trane Technologies PLC	4,657,270
22,760	United Parcel Service Inc Class B	4,415,212
		64,610,905
Technology — 30.30%
56,857	Adobe Inc(a)	21,910,982
171,963	Advanced Micro Devices Inc(a)	16,854,094
411,429	Apple Inc	67,844,642
6,934	ASML Holding NV	4,720,043
51,851	Cognizant Technology Solutions Corp Class A	3,159,281

See Notes to Schedule of Investments.

March 31, 2023

EMPOWER FUNDS, INC.
EMPOWER LARGE CAP GROWTH FUND
Schedule of Investments
As of March 31, 2023 (Unaudited)
Shares		Fair Value
Technology — (continued)
44,103	Electronic Arts Inc	$ 5,312,206
8,610	HubSpot Inc(a)	3,691,538
22,459	Intuit Inc	10,012,896
6,501	Lam Research Corp	3,446,310
311,859	Microsoft Corp	89,908,950
7,686	MongoDB Inc(a)	1,791,760
5,608	MSCI Inc	3,138,742
103,258	NVIDIA Corp	28,681,975
121,765	Oracle Corp	11,314,404
142,324	QUALCOMM Inc	18,157,696
95,618	Salesforce Inc(a)	19,102,564
15,383	Synopsys Inc(a)	5,941,684
19,936	Texas Instruments Inc	3,708,295
12,813	Workday Inc Class A(a)	2,646,397
		321,344,459
TOTAL COMMON STOCK — 97.33% (Cost $905,790,654)		$1,032,240,566
TOTAL INVESTMENTS — 97.33% (Cost $905,790,654)		$1,032,240,566
OTHER ASSETS & LIABILITIES, NET — 2.67%		$28,323,590
TOTAL NET ASSETS — 100.00%		$1,060,564,156
(a)	Non-income producing security.
See Notes to Schedule of Investments.

March 31, 2023

EMPOWER FUNDS, INC.
EMPOWER LARGE CAP GROWTH FUND
Notes to Schedule of Investments (Unaudited)

Security Valuation
The Board of Directors of the Fund has adopted policies and procedures for the valuation of the Fund’s securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser,  Empower Capital Management, LLC (ECM or the Adviser), to complete valuation determinations under those policies and procedures.  Pursuant to Rule 2a-5 under the 1940 Act, the Board of Directors approved the Adviser as the Fund’s valuation designee to make all fair value determinations with respect to the Fund’s investments, subject to oversight by the Board of Directors.
The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value (NAV) of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
For securities that are traded on only one exchange, the last sale price as of the close of business of that exchange will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities traded on more than one exchange, or upon one or more exchanges and in the over-the-counter (OTC) market, the last sale price as of the close of business on the market which the security is traded most extensively will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.
For private equity securities that are not traded on an exchange, an appropriate source, which may include the use of an internally developed or approved valuation model, a different external pricing vendor, or sourcing a price from a broker will be used. Valuation of these securities will be reviewed regularly by the Fair Value Pricing Committee.
Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.
The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.
Class	Inputs
Common Stock	Exchange traded close price, bids, evaluated bids, open and close price of the local exchange, exchange rates, fair values based on significant market movement and various index data.
The Fund classifies its valuations into three levels based upon the observability of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.

March 31, 2023

Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.
As of March 31, 2023, 100% of the Fund’s investments are valued using Level 1 inputs. More information regarding the sector classifications, as applicable, are included in the Schedule of Investments.

March 31, 2023